Disclosure of financial instruments and risk management (Details) - Sep. 30, 2022 - Foreign currency risk - Cash and cash equivalents SFr in Thousands, $ in Thousands	USD ($)	CHF (SFr)
USD
Disclosure of nature and extent of risks arising from financial instruments
Exposure in (foreign) currency | $	$ 82,577
CHF
Disclosure of nature and extent of risks arising from financial instruments
Exposure in (foreign) currency | SFr		SFr 117